Summary of Notes Payable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Debt Instrument [Line Items]
Beginning balance
Amortization of debt discount			$ 600,295
Ending balance
Notes Payable Payables [Member]
Debt Instrument [Line Items]
Beginning balance	$ 1,590,274
Proceeds		1,547,000
Repayments	(15,722)	(23,988)
Debt acquired in acquisition		67,262
Settlement of pre-existing debt of target acquisition	(1,547,000)
Amortization of debt discount	144,666
Ending balance	5,096,218	$ 1,590,274
Notes Payable Payables [Member] | Victorville [Member]
Debt Instrument [Line Items]
Debt acquired in acquisition - net	3,224,000
Notes Payable Payables [Member] | Rancho Mirage [Member]
Debt Instrument [Line Items]
Debt acquired in acquisition - net	$ 1,700,000